Leases - Maturities of Operating Lease Liabilities (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Operating Leases, After Adoption of 842:
Remainder of 2020	$ 4,679
2021	16,862
2022	12,876
2023	8,120
2024	4,254
Thereafter	4,666
Total future lease payments	51,457
Less: imputed interest	(3,273)
Total operating lease liabilities	$ 48,184